ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Retention balance, current	$ 488	$ 505
Retention balance, non-current	48	72
Construction services
Disclosure of financial assets [line items]
Retention balance, current	244	163
Retention balance, non-current	$ 68	$ 102